Subsequent event (Details) - Subsequent events - USD ($)	Feb. 29, 2024	Jan. 31, 2024
Subsequent events
Share repurchase program, maximum amount		$ 3,000,000
ADS
Subsequent events
Share repurchase (in shares)	129,882
Value of shares repurchased under share repurchase program	$ 97,700